Subsequent Events (Details)										1 Months Ended							9 Months Ended
	Dec. 02, 2022	Dec. 01, 2022 $ / shares shares	Nov. 21, 2022 USD ($) $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Oct. 15, 2022 $ / shares shares	Oct. 10, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) shares	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Nov. 30, 2022	Nov. 23, 2022 $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 25, 2022 $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Nov. 22, 2022 shares	Aug. 14, 2022 USD ($) $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2016 USD ($)
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $							$ 67,218
Conversion of convertible securities (in Shares) | shares							64,843,850
Stockholder approval description																	On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1,500 on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).
Aggregate principal amount (in Dollars) | $																	$ 56,207,000					$ 10,000
Bridge warrant exercises description	On November 30, 2022 and December 1, 2022, Holders of Bridge Warrants exercised 288,650 Bridge Warrants using an exercise price of $0.28 per share into 1,087,332 shares of Class A Common Stock.									On November 30, 2022 and December 1, 2022, Holders of Bridge Warrants exercised 288,650 Bridge Warrants using an exercise price of $0.28 per share into 1,087,332 shares of Class A Common Stock.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $				$ 6,699
Conversion of convertible securities (in Shares) | shares				11,496,868
Common stock, shares authorized (in Shares) | shares																		900,000,000
Paid in cash (in Dollars) | $																$ 1,800,000
Interest, percentage												5.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Number of reservations received for vehicles								14,000
Unpaid indications of interest								14,000
Receiving annual base salary reduction, percentage								25.00%
Paid in cash (in Dollars) | $												$ 3,400,000
Interest, percentage												5.00%
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage								25.00%
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Award granted per share | $ / shares					$ 0.5
Vesting, percentage											25.00%
Two Zero Two One SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options granted (in Shares) | shares											828,408
Two Zero Two One SI Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Awards granted (in Shares) | shares					1,393,616						11,667,730		1,379,310
Award granted per share | $ / shares											$ 320		$ 0.58
Vesting, percentage											25.00%
2021 SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options to employees (in Shares) | shares																3,646,557
Exercise price per share | $ / shares																$ 5.32
Minimum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $																			$ 52,000
Lease, renewal term																				3 years
Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares		$ 0.89
Maximum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $																			$ 57,000
Lease, renewal term																				5 years
Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares		1,050,000.00
Contract Manufacturing and Supply Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Initial term period															9 years
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage													25.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage													37.50%
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage													37.50%
Beverly Hills, California Flagship Store Lease [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Area of property (in Square Feet) | ft²															13,000
Term of contract															126 months
Rent fees first 12 months (in Dollars) | $															$ 1,534,000
Percent increase in rent fees each 12 months thereafter															3.00%
Number of options to extend															2
Lease, renewal term															5 years
Notice period															9 months
Tenant improvements (in Dollars) | $															$ 1,030,000
Letter of credit (in Dollars) | $									$ 1,500,000
Renewal term									1 year
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $						$ 4,012								$ 2,687
Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares			$ 0.89
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares		0.234
Make Whole Amount [Member] | Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares			0.35
Make Whole Amount [Member] | Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares			$ 0.53
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares																			$ 2.69
Common stock, shares authorized (in Shares) | shares																	750,000,000			750,000,000	750,000,000
Class A Common Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares		$ 0.3
Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares						6,269,031								5,227,837
Conversion price per share | $ / shares				$ 0.51		$ 0.64								$ 0.51
Class A Common Stock [Member] | Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares			14,369,722
Class A Common Stock [Member] | Make Whole Amount [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares		59,778,743
Class A Common Stock [Member] | Make Whole Amount [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares			26,910,917
New ATW Financing [Member] | Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $			$ 13,500